Equity - Shares of common stock and recapitalization (Details)				1 Months Ended
	Mar. 09, 2022 $ / shares shares	Mar. 08, 2022 $ / shares shares	Aug. 03, 2021 $ / shares shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stocks, par value | $ / shares	$ 0.0004	$ 0.0001	$ 0.0001		$ 0.0004	$ 0.0004	$ 0.0004
Number of shares authorized			500,000,000
Common stocks, shares authorized	450,000,000		450,000,000		450,000,000	450,000,000	450,000,000
Common stocks, shares issued	17,500,000	17,500,000			20,185,625	17,500,000	17,500,000
Common stocks, shares outstanding	17,500,000	17,500,000			20,185,625	17,500,000	17,500,000
Preferred Stock, Shares Authorized			50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Reverse stock split	0.25	0.25	70,000
EdisonFuture, Inc
Class of Stock [Line Items]
Number of common stock shares issued (in shares)				1,000
Common stocks, par value | $ / shares				$ 0.001